Intangible Assets - Schedule of Detailed Information About Intangible Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Additions	$ 46,733
Capitalized Salaries and Wages
Disclosure Of Intangible Assets [Line Items]
Additions	$ 2,984	$ 1,494